Intangible assets (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets	₩ 4,075	₩ 5,242	₩ 6,009
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets		1,027
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		2,829	4,466
Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		1,386	3
Cost [Member]
IfrsStatementLineItems [Line Items]
Intangible assets			1,540
Acquisition price [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		370,879
Acquisition price [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets		10,564
Acquisition price [Member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		349,730
Acquisition price [Member] | Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		10,585
Accumulated amortisation [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization		(365,637)	(363,333)
Accumulated amortisation [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization		(9,537)	(9,024)
Accumulated amortisation [Member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization		(346,901)	(345,264)
Accumulated amortisation [Member] | Brand [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization		₩ (9,199)	(9,045)
Cost [Member]
IfrsStatementLineItems [Line Items]
Intangible assets			369,342
Cost [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets			10,564
Cost [Member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible assets			349,730
Cost [Member] | Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible assets			₩ 9,048